Common Stock and Warrants - Schedule of Warrant Activity (Details) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Number of Warrants, Outstanding, Beginning Balance	1,225,295	954,745
Number of Warrants, Granted		476,425
Number of Warrants, Cashless warrant exercises	(116,125)	(84,375)
Number of Warrants, Expired	(22,500)	(22,500)
Number of Warrants, Canceled		(99,000)
Number of Warrants, Issued in conjunction with convertible debt	158,036
Number of Warrants, Sold for cash	10,000
Number of Warrants, Issued and granted	72,596
Number of Warrants, Exercised for cash	(202,499)
Number of Warrants, Outstanding, Ending Balance	1,124,803	1,225,295
Weighted-Average Exercise Price, Outstanding, Beginning Balance	$ 2.12	$ 2.20
Weighted-Average Exercise Price, Granted		2.07
Weighted-Average Exercise Price, Cashless warrant exercises	1.49	1.27
Weighted-Average Exercise Price, Expired	7.56	2.22
Weighted-Average Exercise Price, Canceled		2.32
Weighted-Average Exercise Price, Issued in conjunction with convertible debt	1.40
Weighted-Average Exercise Price, Sold for cash	4.00
Weighted-Average Exercise Price, Issued and granted	1.52
Weighted-Average Exercise Price, Exercised for cash	2.22
Weighted-Average Exercise Price, Outstanding, Ending Balance	$ 1.99	$ 2.12
Warrants Exercisable, Outstanding, Beginning Balance	1,018,092	758,759
Warrants Exercisable, Outstanding, Ending Balance	1,100,306	1,018,092
Weighted-Average Exercisable Price, Outstanding, Beginning Balance	$ 2.13	$ 2.16
Weighted-Average Exercisable Price, Outstanding, Ending Balance	$ 1.87	$ 2.13